Income Taxes (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income (loss) before income taxes:
Sony Corporation and all subsidiaries in Japan	¥ 143,917	¥ 45,290	¥ (4,453)
Foreign subsidiaries	61,096	(18,378)	(170,502)
Income (loss) before income taxes	205,013	26,912	(174,955)
Income taxes - Current:
Sony Corporation and all subsidiaries in Japan	60,514	42,723	34,631
Foreign subsidiaries	57,404	5,975	45,890
Income taxes - Current	117,918	48,698	80,521
Income taxes - Deferred:
Sony Corporation and all subsidiaries in Japan	365,665	(25,589)	(105,211)
Foreign subsidiaries	(58,244)	(9,151)	(48,051)
Income taxes - Deferred	307,421	(34,740)	(153,262)
Income taxes, Net	¥ 425,339	¥ 13,958	¥ (72,741)